Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Nature of Related Parties
(a)	Nature of related parties that do not control or controlled by the Group:

Name of related party	Relationship with the Group
Eastern Air Group Finance Co., Ltd. (“Eastern Air Finance Company”)	Associate of the Company
Eastern Aviation Import & Export Co., Ltd. and its subsidiaries
(“Eastern Import & Export”)	Associate of the Company
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. (“Shanghai P&W”)	Associate of the Company
Eastern Aviation Advertising Service Co., Ltd. and its subsidiaries
(“Eastern Advertising”)	Associate of the Company
Shanghai Collins Aviation Maintenance Service Co., Ltd. (“Collins Aviation”)	Associate of the Company
CAE Melbourne Flight Training Pty Limited (“CAE Melbourne”)	Joint venture of the Company
Shanghai Eastern Union Aviation Wheels & Brakes Maintenance
Services Overhaul Engineering Co., Ltd. (“Wheels & Brakes”)	Joint venture of the Company
Shanghai Technologies Aerospace Co., Ltd. (“Technologies Aerospace”)	Joint venture of the Company
Eastern China Kaiya System Integration Co., Ltd. (“China Kaiya”)	Joint venture of the Company
Shanghai Hute Aviation Technology Co., Ltd. (“Shanghai Hute”)	Joint venture of the Company
CEA Development Co., Limited and its subsidiaries (“CEA Development”)	Controlled by the same parent company
China Eastern Air Catering Investment Co., Limited and its subsidiaries
(“Eastern Air Catering”)	Controlled by the same parent company
CES International Financial Leasing Corporation Limited and its subsidiaries (“CES Lease Company”)	Controlled by the same parent company
Shanghai Eastern Airlines Investment Co., Ltd.	Controlled by the same parent company
(“Eastern Investment”)
Shanghai Eastern Airlines Logistics Co., Ltd. and its subsidiaries (“Eastern Logistics”) (Note)	Controlled by the same parent company
Eastern Airlines Industry Investment Company Limited (“Eastern Airlines Industry Investment”)	Controlled by the same parent company
CES Finance Holding Co., Limited (“CES Finance”)	Controlled by the same parent company and a substantial shareholder of the Company
CES Global Holdings (Hong Kong) Limited (“CES Global”)	Controlled by the same parent company and a substantial shareholder of the Company
Hong Kong Securities Clearing Company Ltd. (“HKSCC”)	A substantial shareholder of the Company
TravelSky Technology Limited (“TravelSky”)	A director and vice president of the Company is a director of Travelsky
China Aviation Supplies Holding Company and its subsidiaries (“CASC”)	A director and vice president of the Company is a director of CASC
Air France-KLM Group (“AFK”)	A director and vice president of the Company is a director of AFK

Summary of Related Party Transactions

(b) Related party transactions

Nature of transaction	Related party	Pricing policy and decision process		2018 RMB million	2017 RMB million
Purchase of goods and services
Payments on food and beverages*	Eastern Air Catering	(i	)	1,317	1,254
	CEA Development	(i	)	78	72
	Eastern Import & Export	(i	)	60	58
Handling charges for purchase of aircraft, flight equipment, flight equipment spare parts, other property, plant and flight equipment and repairs for aircraft and engines*	Eastern Import & Export	(i	)	165	145
Repairs and maintenance expense for aircraft and engines	Shanghai P&W	(i	)	2,394	2,538
	Technologies Aerospace	(i	)	344	276
	Wheels & Brakes	(i	)	129	152
	Shanghai Hute	(i	)	74	60
Payments on cabin cleaning services	Eastern Advertising	(i	)	20	22
Advertising expense*	Eastern Advertising	(i	)	19	23
Payments on system services	China Kaiya	(i	)	21	44
Equipment maintenance fee*	Collins Aviation	(i	)	60	62
	CEA Development	(i	)	71	53
Automobile maintenance service, aircraft maintenance, providing transportation automobile and other products*	CEA Development	(i	)	13	68
Property management and green maintenance expenses*	CEA Development	(i	)	102	75
Payments on hotel accommodation service*	CEA Development	(i	)	127	104
Payments on logistics services	Eastern Import & Export	(i	)	142	87
Civil aviation information network services**	TravelSky	(i	)	646	551
Flight equipment spare parts maintenance**	CASC	(i	)	189	98
Flight training fee	CAE Melbourne	(i	)	75	138
Payments on aviation transportation cooperation and support services**	AFK	(i	)	425	399
Flight equipment spare parts maintenance and support services**	AFK	(i	)	2	—
Land and building rental*	CEA Holding	(i	)	33	54
Bellyhold space management*	Eastern Logistics	(i	)	32	117
Bellyhold space operation cost*	Eastern Logistics	(i	)	246	—
Transfer of pilots	Eastern Logistics	(i	)	24	7
Cargo terminal business support services*	Eastern Logistics	(i	)	348	281
Bellyhold container management	Eastern Logistics	(i	)	11	9

Nature of transaction	Related party	Pricing policy and decision process		2018 RMB million	2017 RMB million
Provision of services
Contractual revenue from bellyhold space*	Eastern Logistics	(i	)	2,795	—
Freight logistics support services*	Eastern Logistics	(i	)	126	100
Software system and support services	Eastern Logistics	(i	)	42	—
Transfer of freight depots and equipment	Eastern Logistics	(i	)	28	—
Land and building rental*	Eastern Logistics	(i	)	22	—
Media royalty fee	Eastern Advertising	(i	)	14	15
Aviation transportation cooperation and support services**	AFK	(i	)	728	622
Lease Payments
Payments on operating leases	CES Lease Company	(ii	)	195	25
Payments on finance leases	CES Lease Company	(ii	)	3,789	1,997
Interest expense
Interest expense on loans	CEA Holding	(iii	)	13	1
	Eastern Air Finance	(iii	)	—	2
Interest income
Interest income on deposits	Eastern Air Finance	(iii	)	26	29
	Company
Others
Disposal of a subsidiary	Eastern Airlines Industry	(iv	)	—	2,433
	Investment

(i)	The Group’s pricing policies on goods and services purchased from and provided to related parties are mutually agreed between contract parties.
(ii)	The Group’s pricing policies on related party lease payments are mutually agreed between contract parties.
(iii)	The Group’s pricing policies on related party interest rates are mutually agreed based on benchmark interest rates.
(iv)	The Group’s pricing policies on transfer of equity or disposal of investments are mutually agreed based on the valuation prices.
*

These related party transactions also constitute connected transactions or continuing connected transactions as defined in Chapter 14A of the Rules Governing the Listing of Securities on the Stock Exchange (the “Listing Rules”).

**	These related party transactions constitute continuing connected transactions pursuant to the Rules Governing the Listing of Stocks on the Shanghai Stock Exchange.

Summary of Balances with Related Parties

(c)	Balances with related parties

(i)	Amounts due from related parties

	2018 RMB million	2017 RMB million
Trade and notes receivables
Eastern Logistics	—	194
Eastern Air Catering	1	1

	1	195

	2018 RMB million	2017 RMB million
Prepayments and other receivables
Eastern Import & Export	133	379
Technologies Aerospace	31	10
Eastern Air Catering	16	135
Eastern Advertising	28	29
CEA Development	7	2
CEA Holding	25	9
CASC	12	—
CES Global	3	—
TravelSky	—	5
Others	23	—

	278	569

All the amounts due from related parties are trade in nature, interest-free and payable within normal credit terms.

(ii)	Amounts due to related parties

	2018 RMB million	2017 RMB million
Trade and bills payables
Eastern Import & Export	229	51
Eastern Logistics	167	—
Eastern Air Catering	272	31
Technologies Aerospace	141	105
CEA development	15	25
Collins Aviation	1	1
CEA Holding	13	4
CASC	18	9
Shanghai Hute	15	14
TravelSky	333	—
Wheels & Brakes	14	—
Others	1	1

	1,219	241

	2018 RMB million	2017 RMB million
Other payables and accruals
Eastern Import & Export	129	2
Shanghai P&W	315	578
Eastern Air Catering	1	10
CEA Holding	104	302
Eastern Advertising	3	2
China Kaiya	2	—
Shanghai Hute	—	11
Technologies Aerospace	—	1
Wheels & Brakes	—	16
CEA Development	49	50
TravelSky	—	551
CAE Melbourne	311	316
Eastern Investment	10	269
CES Lease Company	164	—
CASC	2	—
Others	3	3

	1,093	2,111

	2018 RMB million	2017 RMB million
Contract liabilities
Eastern Logistics	6	—

	2018 RMB million	2017 RMB million
Obligations under finance leases
CES Lease Company	30,190	11,934

Except for the amounts due to CES Lease Company, which are related to the aircraft under finance leases, all other amounts due to related parties are interest-free and payable within normal credit terms given by trade creditors.

(iii)	Short-term deposits, loan and borrowings with related parties

	Average interest rate
	2018	2017	2018	2017
			RMB million	RMB million
Short-term deposits (included in cash and cash equivalents)
Eastern Air Finance Company	0.35%	0.35%	282	4,053
Long-term borrowings (included in borrowings)
CEA Holding	3.89%	3.48%	528	28
Loan to joint venture
CAE Melbourne	3.74%		20	—

Summary of Key Management Compensation

The compensation paid or payable to key management for employee services mainly comprising salaries and other short-term employee benefits was analyzed as follows:

	2018 RMB million	2017 RMB million
Directors and supervisors	2	3
Senior management	8	6

	10	9